Premises And Equipment - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 7.2	$ 7.3	$ 7.0
Rent expense	$ 1.7	$ 1.8	$ 1.9